Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Communication Services Portfolio	Apr. 29, 2023
VIP Communication Services Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(38.14%)
Past 5 years	4.07%
Past 10 years	7.00%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1526
Average Annual Return:
Past 1 year	(38.74%)
Past 5 years	1.79%
Past 10 years	5.30%